Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 18, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund (the “Fund”) to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about November 17, 2015, the following information will replace similar information found in the Supplement dated September 9, 2015, which previously replaced the information for the Mid-Cap Value Fund found in the first paragraph under the heading Principal Investment Strategies on pages 56-57:

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are between $500 million and $40 billion. The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may hold a portion of its assets in cash or cash equivalents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 18, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund (the “Fund”) to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about November 17, 2015, the following information will replace similar information found in the Supplement dated September 9, 2015, which previously replaced the information for the Mid-Cap Value Fund found in the first paragraph under the heading Principal Investment Strategies on pages 56-57:

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are between $500 million and $40 billion. The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may hold a portion of its assets in cash or cash equivalents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE